Document and Entity Information	Jul. 20, 2020
Cover [Abstract]
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000858339
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 20, 2020
Entity Registrant Name	CAESARS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-10410
Entity Tax Identification Number	62-1411755
Entity Address, Address Line One	One Caesars Palace Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	(702)
Local Phone Number	407-6000
Entity Information, Former Legal or Registered Name	Caesars Entertainment Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false